Discontinued operations and assets classified as held for sale (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	$ 1,963	$ 2,206	$ 199
Intangible assets	3,414	$ 40,291	$ 18,235
Assets held for sale	38,677
Liabilities held for sale	5,869
Satellite division
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets	38,677
Assets held for sale	38,677
Trade and other payables	5,869
Liabilities held for sale	$ 5,869